Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of the interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2017 and for the year then ended.

A.	Amendments to existing standards which become effective since 2018:

1)	International Financial Reporting Standard 15 “Revenues from Contracts with Customers” (“IFRS 15”):

IFRS 15 replaces the directives on the subject of recognizing revenues that previously existed under International Financial Reporting Standards and introduces a new revenue model from customer contracts.

The core principle of IFRS 15 is that revenues from contracts with customers must be recognized in a way that reflects the transfer of control of goods or services supplied to customers in the framework of the contracts by amounts which reflect the proceeds that the entity expects that it will be entitled to receive for those goods or services.

IFRS 15 sets forth a single model for recognizing revenues, according to which the entity will recognize revenues according to the said core principle by implementing five stages:

(1)	Identifying the contract(s) with the customer.

(2)	Identifying the separate performance obligations in the contract.

(3)	Determining the transaction price.

(4)	Allocating the transaction price to separate performance obligations in the contract.

(5)	Recognizing revenue when (or as) each of the performance obligations is satisfied.

The Company has applied IFRS 15 using the modified retrospective approach starting on January 1, 2018, in accordance with the transitional directive, which allows recognition of the cumulative effect of the initial application as an adjustment to the opening balance of equity of initial application.

The initial implementation of IFRS 15 did not have a material effect on the consolidated financial statements of the Company.

2)	International Financial Reporting Standard 9 “Financial Instruments” (“IFRS 9”):

IFRS 9 deals with the classification, measurement and recognition of financial assets and financial liabilities. The full version of IFRS 9 was published in July 2014. This Standard replaces the present existing directives in International Accounting Standard 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”) regarding the classification and measurement of financial instruments. IFRS 9 leaves the measurement model connected with measuring financial assets, but simplifies it and sets forth three main categories: amortized cost, fair value through other comprehensive income and fair value through profit or loss. The classification is based on the business model of the entity and on characteristics of the contractual cash flows of the financial asset. Investments in capital instruments will be measured at fair value through profit or loss. Nevertheless, the entity’s management can choose, on the date of initial recognition, irrevocably, to present the changes in fair value of an investment in a capital instrument in other comprehensive income, without recycling them to profit or loss.

The Standard presents a new model for an impairment of financial instruments, based on the Expected Credit Loss Model. This model replaces the existing model in IAS 39, which is based on the Incurred Loss Model. The new impairment model requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at fair value in other comprehensive income and contract assets under IFRS 15 Revenue from Contracts with Customers. The new model, may result in an earlier recognition of credit losses.

Regarding classification and measurement of financial liabilities, there were no changes, excluding the recognition of changes in the fair value of liabilities designated to the fair value through “profit or loss” category, resulting from the entity’s own credit risk, in other comprehensive income.

The Company has applied IFRS 9 retroactively starting on January 1, 2018, in accordance with the transitional directive, which allows recognition of the cumulative effect of the initial application as an adjustment to the opening balance of equity of initial application.

The initial implementation of IFRS 9 did not have a material effect on the consolidated financial statements of the Company.

B.	Standards which are not yet effective and have not been early adopted by the Group:

IFRS 16 “Leases” (“IFRS 16”)

In January 2016, the IASB issued IFRS 16 “Leases” which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous leases standard, IAS 17 “Leases”.

IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and instead introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize depreciation of lease assets separately from interest on lease liabilities in the statements of comprehensive loss. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective from January 1, 2019 with early adoption allowed only if IFRS 15 “Revenue from Contracts with Customers” is also applied. The Company is currently evaluating the impact of adoption on its consolidated financial statements.